Inventories (Tables)	12 Months Ended
Jan. 31, 2020
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Summary of Inventories
The Company’s inventories were as follows, as at:

	January 31, 2020	January 31, 2019
Materials and work in progress	$429.5	$396.6
Finished products	492.0	339.5
Parts, accessories and apparel	244.8	210.1
Total inventories	$1,166.3	$946.2